INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment Holdings [Line Items]
Total	$ 80,321	$ 84,021
Held To Maturity unrecognized gain	130	105
Held To Maturity unrecognized loss	8,763	7,641
Held-to-Maturity Market Value	71,688	76,485
Investment Securities, Available-for-sale, Amortized Cost	3,382,604	3,827,418
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	3,842	834
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(365,320)	(418,604)
Investment Securities, Available-for-sale	3,021,126	3,409,648
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	34,904	37,312
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(3,661)	(4,616)
Investment Securities, Available-for-sale	31,243	32,696
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	81,790	80,382
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(12,010)	(13,914)
Investment Securities, Available-for-sale	69,780	66,468
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	744,546	747,478
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	2,034	47
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(85,532)	(97,462)
Investment Securities, Available-for-sale	661,048	650,063
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	32,926	35,363
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	4,628	4,114
Held-to-Maturity Market Value	28,298	31,249
Investment Securities, Available-for-sale, Amortized Cost	543,134	676,934
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	7	2
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(35,911)	(47,374)
Investment Securities, Available-for-sale	507,230	629,562
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	7,970	9,280
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	539	827
Held-to-Maturity Market Value	7,431	8,453
Investment Securities, Available-for-sale, Amortized Cost	478,744	538,970
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	181	181
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(60,277)	(61,439)
Investment Securities, Available-for-sale	418,648	477,712
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	8,175	8,128
Held To Maturity unrecognized gain	130	105
Held To Maturity unrecognized loss	215	201
Held-to-Maturity Market Value	8,090	8,032
Investment Securities, Available-for-sale, Amortized Cost	765,223	832,066
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,614	565
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(114,320)	(124,168)
Investment Securities, Available-for-sale	652,517	708,463
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost	600,055	772,261
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	6	39
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(39,813)	(60,975)
Investment Securities, Available-for-sale	560,248	711,325
Other securities
Investment Holdings [Line Items]
Total	31,250	31,250
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	3,381	2,499
Held-to-Maturity Market Value	27,869	28,751
Investment Securities, Available-for-sale, Amortized Cost	134,208	142,015
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,796)	(8,656)
Investment Securities, Available-for-sale	$ 120,412	$ 133,359